Income Taxes (Details) - Schedule of deferred tax assets liabilities - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of deferred tax assets liabilities [Abstract]
Intangible assets	$ 2,963,340	$ 2,963,340
Defined benefit plan	17,634	8,497
Net operating loss carry forward	4,751,048	2,873,281
Total deferred tax assets (gross)	7,732,023	5,845,118
Valuation allowance	(7,700,000)	(5,845,118)
Total deferred tax asset (net)